Risk Management - Impact of Fluctuating Commodity Prices and Interest Rates on Company's Open Risk Management Positions (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) $ / bbl	Dec. 31, 2020 CAD ($) $ / bbl	Dec. 31, 2021 $ / $
Commodity price risk | Crude Oil Contracts
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / bbl	5.00	5.00
Currency risk
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
$0.05 Increase in the Canadian per U.S. Dollar Foreign Exchange Rate	$ 372	$ 300
$0.05 Decrease in the Canadian per U.S. Dollar Foreign Exchange Rate	$ (372)	$ (300)
Currency risk | U.S. to Canadian Dollar Exchange Rate
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range	0.05		0.05